UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00032

American Funds Fundamental Investors

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Michael W. Stockton

American Funds Fundamental Investors

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Fundamental Investors®
Semi-annual report for the six months ended June 30, 2015

Fundamental Investors seeks long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	0.35%	14.56%	8.19%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.61% for Class A shares as of the prospectus dated March 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of July 31, 2015, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.38%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.64%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

For the six months ended June 30, 2015, Fundamental Investors gained 2.94%. This return includes capital gain distributions and quarterly dividends totaling 91.2 cents a share paid during the period.

The fund’s results surpassed those of its primary benchmark, the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, which rose 1.23%. Fundamental Investors also outpaced its growth-and-income fund peers, as measured by the Lipper Growth and Income Funds Index, which climbed 1.91%.

As shown in the table below, the fund’s results have bested those of its Lipper peers for a variety of time periods. In addition, Fundamental Investors has outpaced the S&P 500 for the 10-year and lifetime periods. Although the annual advantages might seem small, when compounded over longer time frames, they have translated into significant added wealth for long-term investors.

Results at a glance

For periods ended June 30, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 8/1/78)[1]

Fundamental Investors (Class A shares)	2.94%	6.48%	15.92%	8.84%	12.52%
Standard & Poor’s 500 Composite Index[2]	1.23	7.41	17.33	7.89	11.65
Lipper Growth and Income Funds Index[3]	1.91	4.62	14.29	6.52	10.73
MSCI World Index[2,4]	2.63	1.43	13.10	6.38	9.66

[1]	Date Capital Research and Management Company began managing the fund.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[4]	Results reflect dividends net of withholding taxes.

Fundamental Investors	1

Multiple concerns, moderate gains

U.S. markets continued to rise in the first half of 2015. Stocks touched all-time highs in both March and May as investors overcame uncertain global growth, oil price volatility and lack of clarity over the timing of the Federal Reserve’s impending interest rate hikes. Returns flattened during the second quarter, tempered by concerns over the Greek debt crisis and a slowdown in corporate earnings.

While results beyond our shores were mixed, global stocks improved as the period wore on. Strong mergers and acquisitions activity, heightened central bank stimulus in a number of countries, and signs of renewed economic growth in Europe and Japan helped lift markets.

Non-U.S. assets trend downward

Fundamental Investors is able to invest up to 35% of its assets in companies based outside the U.S. As of June 30, 2015, these holdings stood at 11% of assets — a figure that has declined steadily in recent years. This is attributable to several factors, principally, the difficult political and economic environment in many non-U.S. markets as well as currency weakness. The latter has hurt returns for American investors in stocks denominated in currencies like the yen and euro. In recent months, these markets have shown signs of recovery. We continue to pay close attention to well-valued companies domiciled abroad, but are finding U.S. companies more attractive. Notwithstanding the longer trend, non-U.S. investments were, on balance, positive contributors to returns during the period.

Companies over themes

As we always do in these reports, we wish to emphasize that the fund’s portfolio is not constructed around some overarching macroeconomic theme or investment thesis, but one carefully chosen investment at a time. Of course headwinds such as economic weakness in Europe factor into our decisions, but such considerations take a backseat to the value and merits of individual companies.

This primacy of a company-by-company approach can be seen in the fund’s 10 largest holdings, which span a wide range of industries. Results were supported by this group, eight of which posted results that topped those of the market. They included computer chipmaker Avago (32.15%), JPMorgan Chase (8.28%), Boeing (6.72%), Home Depot (5.87%), General Electric (5.14%), Comcast (3.67%) and Wells Fargo (2.59%).

The biggest contributor was Amazon (39.87%), whose share price gain stemmed in large part from the expansion of its Web Services business — a key driver of the company’s growth.

2	Fundamental Investors

Fundamental Investors’ 10 largest holdings	(as of June 30, 2015)

Company	Percent of net assets

Microsoft	3.58%
Amazon	3.10
Philip Morris International	2.91
Comcast	2.84
Wells Fargo	2.14
Home Depot	1.98
JPMorgan Chase	1.72
Boeing	1.68
General Electric	1.65
Avago Technologies	1.54

Results built over time

Amazon provides an interesting example of how a long-term, research-based approach can benefit our investors. When we reported results for the 2014 fiscal year, Amazon was the single largest detractor. Yet the downturn in stock price didn’t unseat our conviction in the company’s future prospects, so it remains an important part of the portfolio.

Conversely, Microsoft (–4.95%), one of only two top 10 holdings to trail the market over the six months [the other was Philip Morris International (–1.57%)], was strongly positive during calendar-year 2014 and has been supportive of results in recent years.

Both investments illustrate the fact that at the individual holding level, the path to solid long-term results seldom moves steadily upward. Track records are built over multi-year market and economic cycles. There likely will be periods when a given stock leads the market just as there will be stretches when it lags.

History has shown that frequent buying and selling aimed at capturing those gains and avoiding the losses is very difficult. If, on the other hand, one’s investment approach centers on the merits of the underlying company rather than near-term moves in its stock price, riding out the challenging periods may be easier.

Our buy-and-hold approach is more than just lip service. It is reflected in the fund’s portfolio turnover rate, which is the percentage of fund assets bought and sold during a 12-month period. For Fundamental Investors, that figure was 14% as of June 30, 2015. By comparison, portfolio turnover for its Lipper peers was 45%.*

*	Portfolio turnover data is based on the Lipper Growth and Income Funds Average. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category.

Fundamental Investors	3

Health care bolsters, energy detracts

Health care companies continued to play a significant role in the portfolio, and the fund’s holdings collectively posted solid results. Biotech firms Gilead Sciences (24.21%) and Regeneron Pharmaceuticals (24.35%), pharmaceutical giants Bristol-Myers Squibb (12.72%) and Abbott Laboratories (9.02%), and services and benefits provider UnitedHealth Group (20.68%) were all key contributors.

Fund holdings in the energy sector detracted from results as oil prices showed few signs of rallying after the precipitous drop in crude prices that began in mid-2014. Suncor (–13.28%) and Royal Dutch Shell (–17.55%) were among the biggest detractors, although the fact that the fund had a lower concentration in the sector than the S&P 500 was beneficial. Also struggling during the period were Wynn Resorts (–33.67%), Union Pacific (–19.94%), American Express (–16.47%), Twenty-First Century Fox (–15.26%) and Potash Corporation of Saskatchewan (–12.32%).

A steady approach for uncertain times

Looking ahead, we are mindful of the many challenges facing global investors. The timing of an initial hike in U.S. interest rates remains unclear. Chinese growth has meaningfully slowed, helping suppress oil prices, and the Greek debt crisis has challenged European solidarity. In the U.S., valuations call for selectivity.

Despite all of this, our emphasis on companies continues to uncover opportunities for those with the wherewithal to act and the patience to remain invested.

We thank you for your commitment to Fundamental Investors.

Sincerely,

Dina N. Perry

President

August 11, 2015

For current information about the fund, visit americanfunds.com.

It is with deep sadness that we note the passing of Jim Rothenberg, who served as Fundamental Investors’ Chairman or Vice Chairman since 1998. An admired colleague, insightful investor and forceful advocate for the fund’s shareholders, Jim also served as Chairman of the Board of The Capital Group Companies, parent company of the investment adviser to the American Funds. We will greatly miss his leadership, which was marked by a deep sense of fairness and a staunch commitment to our firm and those it serves.

4	Fundamental Investors

Summary investment portfolio June 30, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	84.92%
United Kingdom	2.70
Euro zone*	2.64
Canada	2.16
Taiwan	0.91
Switzerland	0.82
Japan	0.65
South Africa	0.28
China	0.26
Other countries	0.60
Short-term securities & other assets less liabilities	4.06

*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, the Netherlands and Spain.

Fundamental Investors	5

Common stocks 95.94%	Shares	Value (000)
Consumer discretionary 17.93%
Amazon.com, Inc.[1]	5,206,800	$2,260,220
Comcast Corp., Class A	34,475,000	2,073,326
Home Depot, Inc.	13,020,000	1,446,913
Walt Disney Co.	9,040,000	1,031,826
Twenty-First Century Fox, Inc., Class A	26,125,000	850,238
Time Warner Inc.	8,210,000	717,636
Target Corp.	6,660,000	543,656
Expedia, Inc.	4,480,000	489,888
Other securities		3,675,387
		13,089,090

Financials 15.74%
Wells Fargo & Co.	27,845,916	1,566,054
JPMorgan Chase & Co.	18,500,000	1,253,560
Berkshire Hathaway Inc., Class A1	4,555	933,092
Capital One Financial Corp.	10,162,000	893,951
CME Group Inc., Class A	8,007,600	745,187
American Express Co.	8,542,410	663,916
SunTrust Banks, Inc.	14,403,987	619,660
Goldman Sachs Group, Inc.	2,438,200	509,072
Citigroup Inc.	8,500,000	469,540
ACE Ltd.	4,350,000	442,308
Other securities		3,399,769
		11,496,109

Information technology 15.55%
Microsoft Corp.	59,180,000	2,612,797
Avago Technologies Ltd.	8,471,993	1,126,182
Texas Instruments Inc.	15,170,491	781,432
ASML Holding NV	4,555,030	470,747
ASML Holding NV (New York registered)	2,906,000	302,602
Google Inc., Class C1	830,072	432,061
Apple Inc.	5,400,000	677,295
Taiwan Semiconductor Manufacturing Co., Ltd.	130,240,000	593,065
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,990,206	67,907
Visa Inc., Class A	8,780,000	589,577
Intel Corp.	17,781,173	540,814
Other securities		3,158,252
		11,352,731

Industrials 12.20%
Boeing Co.	8,820,000	1,223,510
General Electric Co.	45,250,000	1,202,292
Union Pacific Corp.	10,040,000	957,515
Caterpillar Inc.	7,275,000	617,066
Parker-Hannifin Corp.	4,717,400	548,775
Lockheed Martin Corp.	2,893,200	537,846
Rockwell Automation	3,500,000	436,240
Other securities		3,385,101
		8,908,345

6	Fundamental Investors

		Value
	Shares	(000)
Health care 11.85%
Merck & Co., Inc.	19,735,000	$1,123,514
Express Scripts Holding Co.[1]	12,050,000	1,071,727
Pfizer Inc.	18,600,000	623,658
Bristol-Myers Squibb Co.	9,000,000	598,860
Vertex Pharmaceuticals Inc.[1]	4,750,000	586,530
Medtronic PLC	7,170,000	531,297
Other securities		4,120,575
		8,656,161

Consumer staples 9.05%
Philip Morris International Inc.	26,535,000	2,127,311
Coca-Cola Co.	25,235,000	989,969
Procter & Gamble Co.	7,260,000	568,022
Walgreens Boots Alliance, Inc.	5,375,000	453,865
Other securities		2,469,597
		6,608,764

Energy 7.05%
ConocoPhillips	9,410,000	577,868
Other securities		4,568,481
		5,146,349

Materials 3.86%
Praxair, Inc.	4,782,100	571,700
E.I. du Pont de Nemours and Co.	8,284,300	529,781
LyondellBasell Industries NV	4,770,000	493,790
Other securities		1,225,751
		2,821,022

Other 1.30%
Other securities		952,871

Miscellaneous 1.41%
Other common stocks in initial period of acquisition		1,027,928

Total common stocks (cost: $47,052,590,000)		70,059,370

Short-term securities 3.85%	Principal amount (000)
Chariot Funding, LLC 0.30% due 11/6/2015[2]	$40,000	39,953
Coca-Cola Co. 0.10%–0.23% due 7/16/2015–11/5/2015[2]	154,600	154,542
Federal Home Loan Bank 0.08%–0.17% due 7/1/2015–12/2/2015	953,600	953,501
Freddie Mac 0.10%–0.21% due 7/7/2015–1/5/2016	462,900	462,833
General Electric Capital Corp. 0.18%–0.21% due 9/23/2015–11/30/2015	99,030	98,995
Jupiter Securitization Co., LLC 0.27% due 8/10/2015–8/11/2015[2]	50,000	49,989

Fundamental Investors	7

Short-term securities (continued)	Principal amount (000)	Value (000)
Walt Disney Co. 0.13% due 10/1/2015[2]	$25,000	$24,985
Other securities		1,025,679

Total short-term securities (cost: $2,810,085,000)		2,810,477
Total investment securities 99.79% (cost: $49,862,675,000)		72,869,847
Other assets less liabilities 0.21%		152,768

Net assets 100.00%		$73,022,615

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

8	Fundamental Investors

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s holdings in affiliated companies is included in “Other securities” under the respective industry sectors in the summary investment portfolio. Further details on these holdings and related transactions during the six months ended June 30, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/2015
	shares	Additions	Reductions	shares	(000)	(000)
FMC Corp.	6,758,000	—	—	6,758,000	$2,230	$355,133
Peyto Exploration & Development Corp.	8,107,500	850,000	—	8,957,500	4,063	218,953
CNO Financial Group, Inc.	11,900,000	—	—	11,900,000	1,547	218,365
Grafton Group PLC, units	15,037,000	—	—	15,037,000	1,575	183,345
Denbury Resources Inc.[3]	20,500,000	—	16,840,372	3,659,628	1,727	—
					$11,142	$975,796

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $599,435,000, which represented .82% of the net assets of the fund.
[3]	Unaffiliated issuer at 6/30/2015.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

Fundamental Investors	9

Financial statements

Statement of assets and liabilities	unaudited
at June 30, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $49,117,595)	$71,894,051
Affiliated issuers (cost: $745,080)	975,796	$72,869,847
Cash		105
Receivables for:
Sales of investments	294,369
Sales of fund’s shares	106,974
Dividends	125,021
Other	3,192	529,556
		73,399,508
Liabilities:
Payables for:
Purchases of investments	232,945
Repurchases of fund’s shares	99,969
Investment advisory services	15,004
Services provided by related parties	18,982
Trustees’ deferred compensation	4,659
Other	5,334	376,893
Net assets at June 30, 2015		$73,022,615

Net assets consist of:
Capital paid in on shares of beneficial interest		$47,418,992
Undistributed net investment income		301,493
Undistributed net realized gain		2,294,990
Net unrealized appreciation		23,007,140
Net assets at June 30, 2015		$73,022,615

See Notes to Financial Statements

10	Fundamental Investors

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,387,075 total shares outstanding)

		Shares		Net asset value
	Net assets	outstanding		per share
Class A	$44,806,344	850,748		$52.67
Class B	254,842	4,847		52.58
Class C	2,455,250	46,826		52.43
Class F-1	4,790,455	90,997		52.64
Class F-2	4,190,778	79,592		52.65
Class 529-A	1,798,867	34,194		52.61
Class 529-B	22,594	429		52.68
Class 529-C	456,197	8,681		52.55
Class 529-E	73,617	1,401		52.57
Class 529-F-1	79,536	1,513		52.58
Class R-1	162,940	3,108		52.43
Class R-2	772,364	14,733		52.42
Class R-2E	15	—	*	52.62
Class R-3	2,442,787	46,485		52.55
Class R-4	2,543,798	48,389		52.57
Class R-5	1,952,109	37,046		52.69
Class R-6	6,220,122	118,086		52.67

* Amount less than one thousand.

See Notes to Financial Statements

Fundamental Investors	11

Statement of operations	unaudited
for the six months ended June 30, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $17,407; also includes $11,142 from affiliates)	$756,718
Interest	1,903	$758,621
Fees and expenses*:
Investment advisory services	89,337
Distribution services	90,891
Transfer agent services	32,424
Administrative services	9,176
Reports to shareholders	1,593
Registration statement and prospectus	1,397
Trustees’ compensation	379
Auditing and legal	43
Custodian	613
Other	1,199	227,052
Net investment income		531,569

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments (includes $138,291 net loss from affiliates)	2,273,553
Currency transactions	(1,452)	2,272,101
Net unrealized (depreciation) appreciation on:
Investments	(702,135)
Currency translations	510	(701,625)
Net realized gain and unrealized depreciation		1,570,476

Net increase in net assets resulting from operations		$2,102,045

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

12	Fundamental Investors

Statements of changes in net assets
(dollars in thousands)

	Six months ended	Year ended
	June 30, 2015*	December 31, 2014

Operations:
Net investment income	$531,569	$1,255,851
Net realized gain	2,272,101	5,202,676
Net unrealized depreciation	(701,625)	(489,086)
Net increase in net assets resulting from operations	2,102,045	5,969,441

Dividends and distributions paid to shareholders:
Dividends from net investment income	(404,713)	(1,225,000)
Distributions from net realized gain on investments	(840,097)	(4,617,443)
Total dividends and distributions paid to shareholders	(1,244,810)	(5,842,443)

Net capital share transactions	481,761	3,879,609

Total increase in net assets	1,338,996	4,006,607

Net assets:
Beginning of period	71,683,619	67,677,012
End of period (including undistributed net investment income: $301,493 and $174,637, respectively)	$73,022,615	$71,683,619

* Unaudited.

See Notes to Financial Statements

Fundamental Investors	13

Notes to financial statements	unaudited

1. Organization

American Funds Fundamental Investors (the “trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has initially issued one series of shares, Fundamental Investors (the “fund”). The fund seeks long-term growth of capital and income.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

* Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

14	Fundamental Investors

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Fundamental Investors	15

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

16	Fundamental Investors

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Fundamental Investors	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of June 30, 2015 (dollars in thousands):

	Investment securities
	Level 1*	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$13,089,090	$—	$—	$13,089,090
Financials	11,496,109	—	—	11,496,109
Information technology	11,352,731	—	—	11,352,731
Industrials	8,908,345	—	—	8,908,345
Health care	8,656,161	—	—	8,656,161
Consumer staples	6,608,764	—	—	6,608,764
Energy	5,146,349	—	—	5,146,349
Materials	2,821,022	—	—	2,821,022
Other	952,871	—	—	952,871
Miscellaneous	1,027,928	—	—	1,027,928
Short-term securities	—	2,810,477	—	2,810,477
Total	$70,059,370	$2,810,477	$—	$72,869,847

*	Securities with a value of $5,291,147,000, which represented 7.25% of the net assets of the fund, transferred from Level 2 to Level 1 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations.

18	Fundamental Investors

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments such as the imposition of price controls or punitive taxes that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

Fundamental Investors	19

As of and during the period ended June 30, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2011, by state tax authorities for tax years before 2010 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$209,303
Undistributed long-term capital gains	837,866

As of June 30, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$23,909,162
Gross unrealized depreciation on investment securities	(906,071)
Net unrealized appreciation on investment securities	23,003,091
Cost of investment securities	49,866,756

20	Fundamental Investors

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended June 30, 2015						Year ended December 31, 2014
					Total					Total
					dividends and					dividends and
	Ordinary		Long-term		distributions		Ordinary		Long-term	distributions
Share class	income		capital gains		paid		income		capital gains	paid
Class A	$253,742		$515,360		$769,102		$764,791		$2,831,568	$3,596,359
Class B	444		3,438		3,882		3,340		22,585	25,925
Class C	4,209		28,562		32,771		23,666		157,991	181,657
Class F-1	25,376		54,983		80,359		84,501		315,661	400,162
Class F-2	27,631		47,574		75,205		69,169		243,008	312,177
Class 529-A	9,325		20,539		29,864		28,473		111,375	139,848
Class 529-B	22		300		322		248		1,972	2,220
Class 529-C	619		5,245		5,864		3,983		28,643	32,626
Class 529-E	295		849		1,144		1,021		4,643	5,664
Class 529-F-1	498		901		1,399		1,388		4,820	6,208
Class R-1	274		1,921		2,195		1,646		10,954	12,600
Class R-2	1,589		9,163		10,752		7,959		51,351	59,310
Class R-2E*	—	†	—	†	—	†	—	†	1	1
Class R-3	9,983		30,107		40,090		37,696		172,538	210,234
Class R-4	14,094		30,171		44,265		46,617		175,597	222,214
Class R-5	13,675		23,018		36,693		39,475		128,126	167,601
Class R-6	42,937		67,966		110,903		111,027		356,610	467,637
Total	$404,713		$840,097		$1,244,810		$1,225,000		$4,617,443	$5,842,443

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.230% on such assets in excess of $71 billion. For the six months ended June 30, 2015, the investment advisory services fee was $89,337,000, which was equivalent to an annualized rate of 0.246% of average daily net assets.

Fundamental Investors	21

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of June 30, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide

22	Fundamental Investors

services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended June 30, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution		Transfer agent		Administrative		529 plan
Share class	services		services		services		services
Class A	$53,278		$21,168		$2,230		Not applicable
Class B	1,460		136		Not applicable		Not applicable
Class C	12,268		1,154		614		Not applicable
Class F-1	5,963		2,686		1,193		Not applicable
Class F-2	Not applicable		2,060		1,027		Not applicable
Class 529-A	1,966		691		445		$788
Class 529-B	127		11		6		11
Class 529-C	2,247		187		113		201
Class 529-E	183		15		18		32
Class 529-F-1	—		30		20		35
Class R-1	825		77		41		Not applicable
Class R-2	2,931		1,072		196		Not applicable
Class R-2E	—	*	—	*	—	*	Not applicable
Class R-3	6,398		1,663		640		Not applicable
Class R-4	3,245		1,038		649		Not applicable
Class R-5	Not applicable		425		496		Not applicable
Class R-6	Not applicable		11		1,488		Not applicable
Total class-specific expenses	$90,891		$32,424		$9,176		$1,067

* Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $379,000 in the fund’s statement of operations includes $196,000 in current fees (either paid in cash or deferred) and a net increase of $183,000 in the value of the deferred amounts.

Fundamental Investors	23

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended June 30, 2015

Class A	$1,812,601	34,268		$755,212		14,448		$(2,216,174)	(41,839)	$351,639	6,877
Class B	1,826	35		3,860		74		(87,770)	(1,665)	(82,084)	(1,556)
Class C	170,584	3,240		32,361		623		(217,554)	(4,134)	(14,609)	(271)
Class F-1	381,312	7,209		79,794		1,527		(495,685)	(9,382)	(34,579)	(646)
Class F-2	547,383	10,380		71,907		1,375		(396,663)	(7,495)	222,627	4,260
Class 529-A	91,857	1,741		29,861		572		(85,287)	(1,616)	36,431	697
Class 529-B	289	6		321		6		(7,598)	(144)	(6,988)	(132)
Class 529-C	25,951	492		5,858		112		(26,033)	(494)	5,776	110
Class 529-E	3,832	73		1,144		22		(4,478)	(85)	498	10
Class 529-F-1	7,891	150		1,399		27		(6,892)	(131)	2,398	46
Class R-1	12,259	233		2,193		43		(20,787)	(395)	(6,335)	(119)
Class R-2	78,471	1,492		10,743		207		(115,788)	(2,200)	(26,574)	(501)
Class R-2E	6	—	[2]	—	[2]	—	[2]	(1)	— [2]	5	— [2]
Class R-3	214,960	4,079		40,059		769		(471,935)	(8,944)	(216,916)	(4,096)
Class R-4	210,741	3,991		44,213		848		(393,076)	(7,459)	(138,122)	(2,620)
Class R-5	146,487	2,775		36,670		701		(234,445)	(4,434)	(51,288)	(958)
Class R-6	719,037	13,638		110,903		2,120		(390,058)	(7,407)	439,882	8,351
Total net increase (decrease)	$4,425,487	83,802		$1,226,498		23,474		$(5,170,224)	(97,824)	$481,761	9,452

24	Fundamental Investors

	Sales[1]			Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended December 31, 2014

Class A	$3,350,182	63,503		$3,529,145	67,435	$(4,850,703)	(91,700)	$2,028,624	39,238
Class B	4,981	95		25,761	494	(168,496)	(3,202)	(137,754)	(2,613)
Class C	313,800	5,979		179,147	3,441	(408,310)	(7,765)	84,637	1,655
Class F-1	791,791	15,055		397,300	7,599	(1,779,319)	(33,155)	(590,228)	(10,501)
Class F-2	1,773,938	32,939		297,943	5,689	(589,626)	(11,124)	1,482,255	27,504
Class 529-A	179,223	3,397		139,822	2,675	(169,583)	(3,198)	149,462	2,874
Class 529-B	826	16		2,219	42	(14,745)	(279)	(11,700)	(221)
Class 529-C	51,160	971		32,617	625	(55,441)	(1,048)	28,336	548
Class 529-E	7,578	144		5,664	109	(8,144)	(154)	5,098	99
Class 529-F-1	15,714	296		6,198	119	(12,887)	(245)	9,025	170
Class R-1	25,552	485		12,581	242	(42,697)	(808)	(4,564)	(81)
Class R-2	151,803	2,890		59,273	1,139	(199,925)	(3,800)	11,151	229
Class R-2E3	10	—	[2]	—	—	—	—	10	— [2]
Class R-3	435,871	8,287		210,119	4,026	(823,455)	(15,617)	(177,465)	(3,304)
Class R-4	483,181	9,170		222,203	4,256	(907,827)	(17,183)	(202,443)	(3,757)
Class R-5	410,325	7,784		167,445	3,198	(565,911)	(10,759)	11,859	223
Class R-6	1,288,984	24,539		467,630	8,928	(563,308)	(10,617)	1,193,306	22,850
Total net increase (decrease)	$9,284,919	175,550		$5,755,067	110,017	$(11,160,377)	(210,654)	$3,879,609	74,913

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class R-2E shares were offered beginning August 29, 2014.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $9,675,969,000 and $9,520,203,000, respectively, during the six months ended June 30, 2015.

Fundamental Investors	25

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2,3]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 6/30/2015[6,7]	$52.06	$.39	$1.13	$1.52
Year ended 12/31/2014	51.97	.98	3.63	4.61
Year ended 12/31/2013	40.78	.63	12.13	12.76
Year ended 12/31/2012	35.39	.64	5.40	6.04
Year ended 12/31/2011	36.70	.60	(1.29)	(.69)
Year ended 12/31/2010	32.73	.59	3.95	4.54
Class B:
Six months ended 6/30/2015[6,7]	51.95	.19	1.13	1.32
Year ended 12/31/2014	51.86	.61	3.57	4.18
Year ended 12/31/2013	40.68	.27	12.11	12.38
Year ended 12/31/2012	35.30	.34	5.39	5.73
Year ended 12/31/2011	36.60	.31	(1.28)	(.97)
Year ended 12/31/2010	32.64	.33	3.94	4.27
Class C:
Six months ended 6/30/2015[6,7]	51.83	.18	1.12	1.30
Year ended 12/31/2014	51.77	.55	3.60	4.15
Year ended 12/31/2013	40.63	.25	12.09	12.34
Year ended 12/31/2012	35.26	.33	5.38	5.71
Year ended 12/31/2011	36.56	.30	(1.28)	(.98)
Year ended 12/31/2010	32.61	.32	3.94	4.26
Class F-1:
Six months ended 6/30/2015[6,7]	52.03	.37	1.13	1.50
Year ended 12/31/2014	51.95	.96	3.60	4.56
Year ended 12/31/2013	40.76	.59	12.14	12.73
Year ended 12/31/2012	35.37	.64	5.39	6.03
Year ended 12/31/2011	36.68	.59	(1.29)	(.70)
Year ended 12/31/2010	32.72	.59	3.93	4.52
Class F-2:
Six months ended 6/30/2015[6,7]	52.04	.44	1.13	1.57
Year ended 12/31/2014	51.96	1.06	3.66	4.72
Year ended 12/31/2013	40.77	.74	12.13	12.87
Year ended 12/31/2012	35.39	.76	5.37	6.13
Year ended 12/31/2011	36.70	.68	(1.29)	(.61)
Year ended 12/31/2010	32.73	.67	3.95	4.62
Class 529-A:
Six months ended 6/30/2015[6,7]	52.00	.37	1.13	1.50
Year ended 12/31/2014	51.92	.93	3.62	4.55
Year ended 12/31/2013	40.74	.59	12.12	12.71
Year ended 12/31/2012	35.36	.61	5.39	6.00
Year ended 12/31/2011	36.67	.57	(1.29)	(.72)
Year ended 12/31/2010	32.71	.58	3.93	4.51

26	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4,5]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2,3]
$(.30)	$(.61)	$(.91)	$52.67	2.94%	$44,806	.60%[8]		1.49%[8]
(.96)	(3.56)	(4.52)	52.06	8.96	43,929	.61		1.85
(.65)	(.92)	(1.57)	51.97	31.49	41,820	.63		1.35
(.65)	—	(.65)	40.78	17.14	32,568	.65		1.66
(.62)	—	(.62)	35.39	(1.89)	30,176	.63		1.62
(.57)	—	(.57)	36.70	14.05	33,089	.64		1.78
(.08)	(.61)	(.69)	52.58	2.57	255	1.35	[8]	.72	[8]
(.53)	(3.56)	(4.09)	51.95	8.13	333	1.37		1.16
(.28)	(.92)	(1.20)	51.86	30.53	468	1.39		.59
(.35)	—	(.35)	40.68	16.25	465	1.41		.89
(.33)	—	(.33)	35.30	(2.64)	545	1.40		.85
(.31)	—	(.31)	36.60	13.18	746	1.41		1.01
(.09)	(.61)	(.70)	52.43	2.53	2,455	1.40	[8]	.69	[8]
(.53)	(3.56)	(4.09)	51.83	8.08	2,441	1.41		1.05
(.28)	(.92)	(1.20)	51.77	30.44	2,352	1.43		.54
(.34)	—	(.34)	40.63	16.21	1,852	1.45		.86
(.32)	—	(.32)	35.26	(2.67)	1,804	1.44		.82
(.31)	—	(.31)	36.56	13.13	2,081	1.44		.98
(.28)	(.61)	(.89)	52.64	2.91	4,790	.67	[8]	1.42	[8]
(.92)	(3.56)	(4.48)	52.03	8.87	4,769	.66		1.81
(.62)	(.92)	(1.54)	51.95	31.42	5,306	.70		1.27
(.64)	—	(.64)	40.76	17.12	4,503	.66		1.65
(.61)	—	(.61)	35.37	(1.92)	4,285	.67		1.60
(.56)	—	(.56)	36.68	14.01	4,330	.66		1.77
(.35)	(.61)	(.96)	52.65	3.05	4,191	.41	[8]	1.69	[8]
(1.08)	(3.56)	(4.64)	52.04	9.17	3,921	.40		1.99
(.76)	(.92)	(1.68)	51.96	31.80	2,485	.41		1.58
(.75)	—	(.75)	40.77	17.39	1,521	.41		1.96
(.70)	—	(.70)	35.39	(1.67)	915	.42		1.85
(.65)	—	(.65)	36.70	14.32	888	.40		2.03
(.28)	(.61)	(.89)	52.61	2.89	1,799	.69	[8]	1.39	[8]
(.91)	(3.56)	(4.47)	52.00	8.85	1,742	.70		1.75
(.61)	(.92)	(1.53)	51.92	31.39	1,590	.72		1.26
(.62)	—	(.62)	40.74	17.03	1,183	.73		1.59
(.59)	—	(.59)	35.36	(1.97)	977	.71		1.55
(.55)	—	(.55)	36.67	13.98	916	.69		1.74

See page 32 for footnotes.

Fundamental Investors	27

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2,3]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 6/30/2015[6,7]	$52.05	$.15	$1.14	$1.29
Year ended 12/31/2014	51.95	.54	3.58	4.12
Year ended 12/31/2013	40.75	.21	12.13	12.34
Year ended 12/31/2012	35.36	.29	5.39	5.68
Year ended 12/31/2011	36.66	.27	(1.28)	(1.01)
Year ended 12/31/2010	32.69	.30	3.95	4.25
Class 529-C:
Six months ended 6/30/2015[6,7]	51.95	.16	1.12	1.28
Year ended 12/31/2014	51.88	.51	3.62	4.13
Year ended 12/31/2013	40.71	.22	12.11	12.33
Year ended 12/31/2012	35.34	.30	5.38	5.68
Year ended 12/31/2011	36.64	.28	(1.28)	(1.00)
Year ended 12/31/2010	32.69	.31	3.93	4.24
Class 529-E:
Six months ended 6/30/2015[6,7]	51.96	.30	1.13	1.43
Year ended 12/31/2014	51.89	.80	3.61	4.41
Year ended 12/31/2013	40.71	.47	12.13	12.60
Year ended 12/31/2012	35.34	.52	5.37	5.89
Year ended 12/31/2011	36.65	.47	(1.29)	(.82)
Year ended 12/31/2010	32.69	.48	3.94	4.42
Class 529-F-1:
Six months ended 6/30/2015[6,7]	51.97	.42	1.13	1.55
Year ended 12/31/2014	51.89	1.04	3.63	4.67
Year ended 12/31/2013	40.71	.69	12.12	12.81
Year ended 12/31/2012	35.33	.69	5.39	6.08
Year ended 12/31/2011	36.65	.65	(1.30)	(.65)
Year ended 12/31/2010	32.69	.65	3.93	4.58
Class R-1:
Six months ended 6/30/2015[6,7]	51.83	.18	1.12	1.30
Year ended 12/31/2014	51.77	.56	3.60	4.16
Year ended 12/31/2013	40.62	.26	12.09	12.35
Year ended 12/31/2012	35.26	.34	5.37	5.71
Year ended 12/31/2011	36.56	.31	(1.28)	(.97)
Year ended 12/31/2010	32.62	.33	3.93	4.26
Class R-2:
Six months ended 6/30/2015[6,7]	51.82	.20	1.12	1.32
Year ended 12/31/2014	51.76	.57	3.60	4.17
Year ended 12/31/2013	40.62	.29	12.08	12.37
Year ended 12/31/2012	35.26	.35	5.37	5.72
Year ended 12/31/2011	36.56	.31	(1.28)	(.97)
Year ended 12/31/2010	32.61	.33	3.93	4.26

28	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4,5]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income to average net assets[2,3]
$(.05)	$(.61)	$(.66)	$52.68	2.49%	$23	1.48%[8]		.59%[8]
(.46)	(3.56)	(4.02)	52.05	7.97	29	1.49		1.02
(.22)	(.92)	(1.14)	51.95	30.36	41	1.52		.46
(.29)	—	(.29)	40.75	16.09	41	1.54		.76
(.29)	—	(.29)	35.36	(2.74)	48	1.51		.74
(.28)	—	(.28)	36.66	13.09	63	1.50		.92
(.07)	(.61)	(.68)	52.55	2.48	456	1.47	[8]	.62	[8]
(.50)	(3.56)	(4.06)	51.95	7.99	445	1.49		.97
(.24)	(.92)	(1.16)	51.88	30.37	416	1.51		.47
(.31)	—	(.31)	40.71	16.09	319	1.53		.79
(.30)	—	(.30)	35.34	(2.72)	273	1.51		.76
(.29)	—	(.29)	36.64	13.05	265	1.49		.94
(.21)	(.61)	(.82)	52.57	2.78	74	.94	[8]	1.15	[8]
(.78)	(3.56)	(4.34)	51.96	8.58	72	.94		1.51
(.50)	(.92)	(1.42)	51.89	31.10	67	.96		1.02
(.52)	—	(.52)	40.71	16.73	50	.98		1.34
(.49)	—	(.49)	35.34	(2.23)	42	.98		1.29
(.46)	—	(.46)	36.65	13.66	41	.98		1.45
(.33)	(.61)	(.94)	52.58	3.00	80	.47	[8]	1.62	[8]
(1.03)	(3.56)	(4.59)	51.97	9.10	76	.48		1.96
(.71)	(.92)	(1.63)	51.89	31.70	67	.51		1.47
(.70)	—	(.70)	40.71	17.25	48	.52		1.79
(.67)	—	(.67)	35.33	(1.75)	40	.50		1.77
(.62)	—	(.62)	36.65	14.22	37	.48		1.95
(.09)	(.61)	(.70)	52.43	2.52	163	1.40	[8]	.69	[8]
(.54)	(3.56)	(4.10)	51.83	8.08	167	1.41		1.06
(.28)	(.92)	(1.20)	51.77	30.50	171	1.41		.57
(.35)	—	(.35)	40.62	16.22	146	1.42		.88
(.33)	—	(.33)	35.26	(2.65)	142	1.43		.84
(.32)	—	(.32)	36.56	13.13	138	1.43		1.01
(.11)	(.61)	(.72)	52.42	2.56	772	1.33	[8]	.76	[8]
(.55)	(3.56)	(4.11)	51.82	8.11	790	1.38		1.08
(.31)	(.92)	(1.23)	51.76	30.55	777	1.36		.62
(.36)	—	(.36)	40.62	16.24	630	1.40		.91
(.33)	—	(.33)	35.26	(2.64)	589	1.41		.85
(.31)	—	(.31)	36.56	13.15	631	1.42		1.00

See page 32 for footnotes.

Fundamental Investors	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income[2,3]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 6/30/2015[6,7]	$52.03	$.37	$1.13	$1.50
Period from 8/29/2014 to 12/31/2014[6,11]	55.04	.27	.52	.79
Class R-3:
Six months ended 6/30/2015[6,7]	51.94	.30	1.13	1.43
Year ended 12/31/2014	51.87	.80	3.60	4.40
Year ended 12/31/2013	40.70	.48	12.11	12.59
Year ended 12/31/2012	35.32	.52	5.39	5.91
Year ended 12/31/2011	36.63	.48	(1.29)	(.81)
Year ended 12/31/2010	32.67	.49	3.94	4.43
Class R-4:
Six months ended 6/30/2015[6,7]	51.96	.38	1.13	1.51
Year ended 12/31/2014	51.88	.96	3.61	4.57
Year ended 12/31/2013	40.71	.61	12.12	12.73
Year ended 12/31/2012	35.33	.64	5.39	6.03
Year ended 12/31/2011	36.64	.59	(1.30)	(.71)
Year ended 12/31/2010	32.68	.59	3.93	4.52
Class R-5:
Six months ended 6/30/2015[6,7]	52.08	.46	1.13	1.59
Year ended 12/31/2014	51.99	1.13	3.62	4.75
Year ended 12/31/2013	40.79	.76	12.14	12.90
Year ended 12/31/2012	35.40	.75	5.40	6.15
Year ended 12/31/2011	36.71	.70	(1.30)	(.60)
Year ended 12/31/2010	32.74	.69	3.94	4.63
Class R-6:
Six months ended 6/30/2015[6,7]	52.06	.47	1.13	1.60
Year ended 12/31/2014	51.98	1.12	3.64	4.76
Year ended 12/31/2013	40.78	.79	12.13	12.92
Year ended 12/31/2012	35.39	.79	5.38	6.17
Year ended 12/31/2011	36.70	.72	(1.30)	(.58)
Year ended 12/31/2010	32.74	.71	3.93	4.64

	Six months ended	Year ended December 31
	June 30, 2015[4,6,7]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	14%	29%	34%	28%	28%	32%

See Notes to Financial Statements

30	Fundamental Investors

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[4,5]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets[2,3]
$(.30)	$(.61)	$(.91)	$52.62	2.91%[9]	$—	[10]	.69%[8,9]		1.42%[8,9]
(.74)	(3.06)	(3.80)	52.03	1.40	—	[10]	.17	[4,12]	.50	[4,12]
(.21)	(.61)	(.82)	52.55	2.77	2,443		.94	[8]	1.14	[8]
(.77)	(3.56)	(4.33)	51.94	8.56	2,627		.96		1.51
(.50)	(.92)	(1.42)	51.87	31.09	2,795		.96		1.02
(.53)	—	(.53)	40.70	16.78	2,367		.96		1.35
(.50)	—	(.50)	35.32	(2.22)	2,146		.96		1.30
(.47)	—	(.47)	36.63	13.69	2,177		.96		1.47
(.29)	(.61)	(.90)	52.57	2.93	2,544		.64	[8]	1.44	[8]
(.93)	(3.56)	(4.49)	51.96	8.90	2,651		.66		1.82
(.64)	(.92)	(1.56)	51.88	31.47	2,842		.66		1.32
(.65)	—	(.65)	40.71	17.13	2,390		.66		1.65
(.60)	—	(.60)	35.33	(1.92)	2,123		.66		1.60
(.56)	—	(.56)	36.64	14.02	2,050		.66		1.77
(.37)	(.61)	(.98)	52.69	3.07	1,952		.35	[8]	1.74	[8]
(1.10)	(3.56)	(4.66)	52.08	9.23	1,979		.35		2.12
(.78)	(.92)	(1.70)	51.99	31.87	1,964		.36		1.62
(.76)	—	(.76)	40.79	17.47	1,516		.36		1.95
(.71)	—	(.71)	35.40	(1.62)	1,394		.36		1.89
(.66)	—	(.66)	36.71	14.37	1,419		.36		2.06
(.38)	(.61)	(.99)	52.67	3.11	6,220		.31	[8]	1.78	[8]
(1.12)	(3.56)	(4.68)	52.06	9.27	5,713		.31		2.12
(.80)	(.92)	(1.72)	51.98	31.95	4,516		.31		1.68
(.78)	—	(.78)	40.78	17.53	2,409		.31		2.03
(.73)	—	(.73)	35.39	(1.57)	1,421		.31		1.97
(.68)	—	(.68)	36.70	14.39	950		.32		2.13

See page 32 for footnotes.

Fundamental Investors	31

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended December 31, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.27 and .51 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	For the year ended December 31, 2010, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.07 and .21 percentage points, respectively. The impact to the other share classes would have been similar.
[4]	Not annualized.
[5]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited.
[8]	Annualized.
[9]	Although the fund has a plan of distribution for Class R-2E shares, fees for distribution services are not paid by the fund on accounts for which a broker-dealer (or other financial intermediary) has not been assigned, including amounts invested in the fund by CRMC and/or its affiliates. If fees for distribution services were charged on these assets, fund expenses would be higher and net income and total return would be lower.
[10]	Amount less than $1 million.
[11]	Class R-2E shares were offered beginning August 29, 2014.
[12]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.

32	Fundamental Investors

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (January 1, 2015, through June 30, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fundamental Investors	33

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	1/1/2015	6/30/2015	during period*	expense ratio
Class A - actual return	$1,000.00	$1,029.44	$3.02	.60%
Class A - assumed 5% return	1,000.00	1,021.82	3.01	.60
Class B - actual return	1,000.00	1,025.68	6.78	1.35
Class B - assumed 5% return	1,000.00	1,018.10	6.76	1.35
Class C - actual return	1,000.00	1,025.27	7.03	1.40
Class C - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class F-1 - actual return	1,000.00	1,029.06	3.37	.67
Class F-1 - assumed 5% return	1,000.00	1,021.47	3.36	.67
Class F-2 - actual return	1,000.00	1,030.47	2.06	.41
Class F-2 - assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 529-A - actual return	1,000.00	1,028.95	3.47	.69
Class 529-A - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class 529-B - actual return	1,000.00	1,024.89	7.43	1.48
Class 529-B - assumed 5% return	1,000.00	1,017.46	7.40	1.48
Class 529-C - actual return	1,000.00	1,024.83	7.38	1.47
Class 529-C - assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class 529-E - actual return	1,000.00	1,027.80	4.73	.94
Class 529-E - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class 529-F-1 - actual return	1,000.00	1,029.95	2.37	.47
Class 529-F-1 - assumed 5% return	1,000.00	1,022.46	2.36	.47
Class R-1 - actual return	1,000.00	1,025.22	7.03	1.40
Class R-1 - assumed 5% return	1,000.00	1,017.85	7.00	1.40
Class R-2 - actual return	1,000.00	1,025.60	6.68	1.33
Class R-2 - assumed 5% return	1,000.00	1,018.20	6.66	1.33
Class R-2E - actual return	1,000.00	1,029.09	3.47	.69
Class R-2E - assumed 5% return	1,000.00	1,021.37	3.46	.69
Class R-3 - actual return	1,000.00	1,027.67	4.73	.94
Class R-3 - assumed 5% return	1,000.00	1,020.13	4.71	.94
Class R-4 - actual return	1,000.00	1,029.27	3.22	.64
Class R-4 - assumed 5% return	1,000.00	1,021.62	3.21	.64
Class R-5 - actual return	1,000.00	1,030.67	1.76	.35
Class R-5 - assumed 5% return	1,000.00	1,023.06	1.76	.35
Class R-6 - actual return	1,000.00	1,031.11	1.56	.31
Class R-6 - assumed 5% return	1,000.00	1,023.26	1.56	.31

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	Fundamental Investors

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Fundamental Investors	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	Fundamental Investors

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete June 30, 2015, portfolio of Fundamental Investors’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Fundamental Investors, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.1

The Capital SystemSM

Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record

Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.2 Our fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Fundamental Investors®
Investment portfolio
June 30, 2015
unaudited
Common stocks 95.94% Consumer discretionary 17.93%	Shares	Value (000)
Amazon.com, Inc.[1]	5,206,800	$2,260,220
Comcast Corp., Class A	34,475,000	2,073,326
Home Depot, Inc.	13,020,000	1,446,913
Walt Disney Co.	9,040,000	1,031,826
Twenty-First Century Fox, Inc., Class A	26,125,000	850,238
Time Warner Inc.	8,210,000	717,636
Target Corp.	6,660,000	543,656
Expedia, Inc.	4,480,000	489,888
Wynn Resorts, Ltd.	4,245,000	418,854
CBS Corp., Class B	6,460,000	358,530
McDonald’s Corp.	3,700,000	351,759
Macy’s, Inc.	5,200,000	350,844
Johnson Controls, Inc.	5,000,000	247,650
NIKE, Inc., Class B	2,280,000	246,286
Lowe’s Companies, Inc.	3,356,800	224,805
Naspers Ltd., Class N	1,300,000	202,491
Carnival Corp., units	4,000,000	197,560
Altice SA1	1,297,000	178,648
Ralph Lauren Corp., Class A	1,270,000	168,097
Liberty Global PLC, Class C1	2,353,511	119,158
Liberty Global PLC, Class A1	863,679	46,699
JD.com, Inc., Class A (ADR)[1]	4,520,000	154,132
Priceline Group Inc.[1]	120,000	138,164
Starbucks Corp.	2,000,000	107,230
Charter Communications, Inc., Class A1	500,000	85,625
Las Vegas Sands Corp.	1,500,000	78,855
		13,089,090
Financials 15.74%
Wells Fargo & Co.	27,845,916	1,566,054
JPMorgan Chase & Co.	18,500,000	1,253,560
Berkshire Hathaway Inc., Class A1	4,555	933,092
Capital One Financial Corp.	10,162,000	893,951
CME Group Inc., Class A	8,007,600	745,187
American Express Co.	8,542,410	663,916
SunTrust Banks, Inc.	14,403,987	619,660
Goldman Sachs Group, Inc.	2,438,200	509,072
Citigroup Inc.	8,500,000	469,540
ACE Ltd.	4,350,000	442,308
Legal & General Group PLC	109,784,921	429,352
PNC Financial Services Group, Inc.	3,491,000	333,914
American International Group, Inc.	4,666,700	288,495
Weyerhaeuser Co.[1]	9,000,107	283,503
Discover Financial Services	4,700,000	270,814
KeyCorp	16,060,000	241,221
CNO Financial Group, Inc.[2]	11,900,000	218,365
BlackRock, Inc.	600,000	207,588
Fundamental Investors — Page 1 of 5

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Crown Castle International Corp.	2,497,039	$200,512
American Tower Corp.	2,000,000	186,580
Svenska Handelsbanken AB, Class A	11,460,000	167,272
Aegon NV	22,277,585	163,720
Iron Mountain Inc.	5,043,892	156,361
McGraw Hill Financial, Inc.	1,400,000	140,630
Leucadia National Corp.	4,589,846	111,442
		11,496,109
Information technology 15.55%
Microsoft Corp.	59,180,000	2,612,797
Avago Technologies Ltd.	8,471,993	1,126,182
Texas Instruments Inc.	15,170,491	781,432
ASML Holding NV	4,555,030	470,747
ASML Holding NV (New York registered)	2,906,000	302,602
Google Inc., Class C1	830,072	432,061
Google Inc., Class A1	537,800	290,433
Apple Inc.	5,400,000	677,295
Taiwan Semiconductor Manufacturing Co., Ltd.	130,240,000	593,065
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,990,206	67,907
Visa Inc., Class A	8,780,000	589,577
Intel Corp.	17,781,173	540,814
Cisco Systems, Inc.	14,330,000	393,502
Amphenol Corp., Class A	6,750,000	391,297
salesforce.com, inc.[1]	5,225,000	363,817
Intuit Inc.	2,762,382	278,365
Analog Devices, Inc.	4,324,000	277,536
Murata Manufacturing Co., Ltd.	1,455,000	253,943
MasterCard Inc., Class A	2,500,000	233,700
Maxim Integrated Products, Inc.	6,000,000	207,450
Baidu, Inc., Class A (ADR)[1]	970,000	193,108
TE Connectivity Ltd.	1,955,000	125,707
ASM Pacific Technology Ltd.	10,397,300	103,013
KLA-Tencor Corp.	825,140	46,381
		11,352,731
Industrials 12.20%
Boeing Co.	8,820,000	1,223,510
General Electric Co.	45,250,000	1,202,292
Union Pacific Corp.	10,040,000	957,515
Caterpillar Inc.	7,275,000	617,066
Parker-Hannifin Corp.	4,717,400	548,775
Lockheed Martin Corp.	2,893,200	537,846
Rockwell Automation	3,500,000	436,240
Deere & Co.	4,000,000	388,200
Cummins Inc.	2,910,000	381,763
Masco Corp.	12,350,000	329,375
TransDigm Group Inc.[1]	1,260,000	283,084
United Technologies Corp.	2,300,000	255,139
Honeywell International Inc.	2,400,000	244,728
Norfolk Southern Corp.	2,434,600	212,687
Grafton Group PLC, units[2]	15,037,000	183,345
Waste Management, Inc.	3,400,000	157,590
United Continental Holdings, Inc.[1]	2,500,000	132,525
Ryanair Holdings PLC (ADR)[1]	1,850,000	131,998
Fundamental Investors — Page 2 of 5

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Fastenal Co.	3,100,000	$130,758
Northrop Grumman Corp.	740,000	117,386
MTU Aero Engines AG	1,120,089	105,355
Schneider Electric SE	1,403,500	96,901
Meggitt PLC	12,408,514	90,933
Canadian Pacific Railway Ltd.	500,000	80,072
Airbus Group SE, non-registered shares	975,000	63,262
		8,908,345
Health care 11.85%
Merck & Co., Inc.	19,735,000	1,123,514
Express Scripts Holding Co.[1]	12,050,000	1,071,727
Pfizer Inc.	18,600,000	623,658
Bristol-Myers Squibb Co.	9,000,000	598,860
Vertex Pharmaceuticals Inc.[1]	4,750,000	586,530
Medtronic PLC	7,170,000	531,297
UnitedHealth Group Inc.	3,412,000	416,264
Gilead Sciences, Inc.	3,418,790	400,272
Regeneron Pharmaceuticals, Inc.[1]	778,000	396,881
Boston Scientific Corp.[1]	22,280,000	394,356
Hologic, Inc.[1]	10,005,000	380,790
Thermo Fisher Scientific Inc.	2,900,000	376,304
Roche Holding AG	1,125,000	315,257
Johnson & Johnson	3,100,000	302,126
Novartis AG	2,890,000	284,843
Baxter International Inc.	3,751,755	262,360
Abbott Laboratories	3,816,771	187,327
Aetna Inc.	1,210,000	154,227
Humana Inc.	757,900	144,971
PerkinElmer, Inc.	1,987,026	104,597
		8,656,161
Consumer staples 9.05%
Philip Morris International Inc.	26,535,000	2,127,311
Coca-Cola Co.	25,235,000	989,969
Procter & Gamble Co.	7,260,000	568,022
Walgreens Boots Alliance, Inc.	5,375,000	453,865
Altria Group, Inc.	8,335,000	407,665
Kroger Co.	5,315,000	385,391
British American Tobacco PLC	5,905,000	316,851
Campbell Soup Co.	6,000,000	285,900
Costco Wholesale Corp.	1,700,000	229,602
Diageo PLC	7,000,000	202,487
CVS Health Corp.	1,820,000	190,882
PepsiCo, Inc.	2,000,000	186,680
Reynolds American Inc.	2,019,070	150,744
Pinnacle Foods Inc.	2,490,000	113,395
		6,608,764
Energy 7.05%
ConocoPhillips	9,410,000	577,868
Enbridge Inc. (CAD denominated)	9,166,005	428,652
Chevron Corp.	3,896,137	375,860
Noble Energy, Inc.	8,736,400	372,870
Suncor Energy Inc.	12,996,034	357,937
Fundamental Investors — Page 3 of 5

unaudited
Common stocks Energy (continued)	Shares	Value (000)
EOG Resources, Inc.	3,935,000	$344,509
Baker Hughes Inc.	4,500,000	277,650
Concho Resources Inc.[1]	2,420,000	275,541
Royal Dutch Shell PLC, Class B (ADR)	4,663,834	267,471
Peyto Exploration & Development Corp.[2]	8,957,500	218,953
BP PLC	30,000,000	198,048
Southwestern Energy Co.[1]	7,000,000	159,110
Kinder Morgan, Inc.	3,990,000	153,176
TOTAL SA (ADR)	1,908,259	93,829
TOTAL SA	1,014,516	49,279
Phillips 66	1,709,488	137,716
Helmerich & Payne, Inc.	1,925,000	135,559
Cimarex Energy Co.	1,100,000	121,341
BG Group PLC	6,800,000	113,202
Murphy Oil Corp.	2,140,000	88,960
Occidental Petroleum Corp.	1,100,000	85,547
Schlumberger Ltd.	850,000	73,262
FMC Technologies, Inc.[1]	1,700,000	70,533
Pioneer Natural Resources Co.	449,469	62,337
Tourmaline Oil Corp.[1]	1,633,800	49,080
CONSOL Energy Inc.	1,600,000	34,784
Denbury Resources Inc.	3,659,628	23,275
		5,146,349
Materials 3.86%
Praxair, Inc.	4,782,100	571,700
E.I. du Pont de Nemours and Co.	8,284,300	529,781
LyondellBasell Industries NV	4,770,000	493,790
Potash Corp. of Saskatchewan Inc.	12,554,413	388,810
FMC Corp.[2]	6,758,000	355,133
Glencore PLC	43,000,000	172,490
Dow Chemical Co.	1,858,318	95,090
Air Products and Chemicals, Inc.	600,000	82,098
Norsk Hydro ASA	17,285,000	72,862
HudBay Minerals Inc.	6,744,900	56,163
MeadWestvaco Corp.	65,794	3,105
		2,821,022
Telecommunication services 1.06%
SoftBank Corp.	3,740,000	220,302
Verizon Communications Inc.	4,052,004	188,864
Deutsche Telekom AG	10,000,000	172,244
TDC A/S	13,248,762	97,150
Orange SA	6,250,000	96,226
		774,786
Utilities 0.24%
PG&E Corp.	2,500,000	122,750
FirstEnergy Corp.	1,700,000	55,335
		178,085
Miscellaneous 1.41%
Other common stocks in initial period of acquisition		1,027,928
Total common stocks (cost: $47,052,590,000)		70,059,370
Fundamental Investors — Page 4 of 5

unaudited
Short-term securities 3.85%	Principal amount (000)	Value (000)
Abbott Laboratories 0.12% due 7/21/2015[3]	$ 20,000	$19,999
CAFCO, LLC 0.30% due 9/9/2015	10,800	10,796
Caterpillar Financial Services Corp. 0.11% due 7/13/2015	33,000	32,999
Chariot Funding, LLC 0.30% due 11/6/2015[3]	40,000	39,953
Chevron Corp. 0.14% due 7/10/2015[3]	50,000	49,999
Coca-Cola Co. 0.10%–0.23% due 7/16/2015–11/5/2015[3]	154,600	154,542
Emerson Electric Co. 0.11%–0.12% due 7/28/2015–7/30/2015[3]	71,300	71,295
ExxonMobil Corp. 0.09%–0.10% due 7/1/2015–7/2/2015	70,200	70,200
Fannie Mae 0.13%–0.20% due 7/22/2015–1/8/2016	331,500	331,377
Federal Farm Credit Banks 0.11%–0.21% due 7/2/2015–2/10/2016	136,300	136,252
Federal Home Loan Bank 0.08%–0.17% due 7/1/2015–12/2/2015	953,600	953,501
Freddie Mac 0.10%–0.21% due 7/7/2015–1/5/2016	462,900	462,833
General Electric Capital Corp. 0.18%–0.21% due 9/23/2015–11/30/2015	99,030	98,995
Jupiter Securitization Co., LLC 0.27% due 8/10/2015–8/11/2015[3]	50,000	49,989
National Rural Utilities Cooperative Finance Corp. 0.10% due 7/23/2015	35,000	34,997
PepsiCo Inc. 0.08%–0.09% due 7/13/2015–7/16/2015[3]	55,700	55,698
Pfizer Inc 0.15% due 7/16/2015[3]	31,700	31,699
Private Export Funding Corp. 0.30% due 9/9/2015[3]	30,000	29,988
Regents of the University of California 0.13% due 8/18/2015	50,000	49,992
U.S. Treasury Bills 0.10% due 7/23/2015	29,100	29,100
United Technologies Corp. 0.12% due 8/4/2015[3]	71,300	71,288
Walt Disney Co. 0.13% due 10/1/2015[3]	25,000	24,985
Total short-term securities (cost: $2,810,085,000)		2,810,477
Total investment securities 99.79% (cost: $49,862,675,000)		72,869,847
Other assets less liabilities 0.21%		152,768
Net assets 100.00%		$73,022,615
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $599,435,000, which represented .82% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-010-0815O-S49235	Fundamental Investors — Page 5 of 5

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS FUNDAMENTAL INVESTORS

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: August 31, 2015

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: August 31, 2015